Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [abstract]
Schedule of Related Party Transactions

	Years ended December 31,
	2018	2017
Personnel costs	$118	$138
General and administrative expenses	193	175
	$311	$313

Schedule of remuneration of key management personnel

	Years ended December 31,
	2018	2017
Salaries and benefits	$4,471	$4,704
Directors fees	709	594
Consulting fees	139	138
Share-based payments	3,545	3,672
	$8,864	$9,108